9. SHARE CAPITAL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock shares outstanding	15,853,719	14,215,016
Proceeds from warrants exercised	$ 0
Reclassification of warrant derivative liability due to warrant exercise	0	$ 169,700
Proceeds from sale of stock	176,052	147,000	$ 219,990
Subscription payable	$ 0	$ 0	$ 21,514
Reverse stock split	1-for-10 reverse stock split
Directors [Member]
Stock issued for services, shares	258,208
Private Placement [Member]
Stock issued new, shares	1,380,260	623,167	23,110
Proceeds from sale of stock	$ 176,052	$ 138,000	$ 219,990
Subscription payable			$ 21,514
Private Placement [Member] | President [Member]
Stock issued new, shares		45,000
Proceeds from sale of stock		$ 9,000
Two Private Placements [Member]
Stock issued new, shares		380,000
Proceeds from sale of stock		$ 76,000
Private Placements [Member]
Stock issued new, shares	880,260
Proceeds from sale of stock	$ 126,052
Warrant Exercises [Mayo]
Warrants exercised, shares issued			62,650
Proceeds from warrants issued			$ 69,600
Reclassification of warrant derivative liability due to warrant exercise			$ 110,049